Note 12 - Other Receivables - Components of Other Receivables (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Receivable from related parties	$ 40,086	$ 43,497
HST and VAT receivable	171,837	169,533
Other	52,880	115,978
Other Receivables	$ 264,803	$ 329,008